REGULATORY CAPITAL (Schedule of Compliance with Regulatory Capital Requirements) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Parent Company [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 33,688	$ 33,731
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	17,131	18,841
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 13,704	$ 15,072
Total Capital (to Risk-Weighted Assets) - Actual ratio	19.67%	17.90%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 33,231	$ 33,323
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	13,704	15,072
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 10,278	$ 11,304
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	19.40%	17.69%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%	6.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	$ 33,231	$ 33,323
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	17,427	16,744
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 13,942	$ 13,395
Tier I Capital (to Average Total Assets) - Actual ratio	9.53%	9.95%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Parent Company [Member] | Common Stock [Member]
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 33,231	$ 33,323
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	11,135	12,246
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 7,709	$ 8,478
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	19.40%	17.69%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.50%	6.50%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%	4.50%
West View Savings Bank [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 31,878	$ 31,484
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	17,120	18,547
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 13,696	$ 14,838
Total Capital (to Risk-Weighted Assets) - Actual ratio	18.62%	16.97%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 31,421	$ 31,706
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	13,696	14,838
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 10,272	$ 11,128
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	18.35%	16.75%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%	6.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	$ 31,421	$ 31,076
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	17,422	16,739
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 13,937	$ 13,391
Tier I Capital (to Average Total Assets) - Actual ratio	9.02%	9.28%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
West View Savings Bank [Member] | Common Stock [Member]
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 31,421	$ 31,076
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	11,128	12,056
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 7,704	$ 8,346
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	18.35%	16.75%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.50%	6.50%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%	4.50%